Marketable Securities (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Marketable Securities [Abstract]
Within one year	$ 200
After one year through five years	3,323
After 5 years through 10 years	2,978
After 10 years	980
marketable securities by contractual maturities, Total	$ 7,481